Shareholder Report, Line Graph (Details) 193831_Innovator U.S. Equity Ultra Buffer ETF - March_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Feb. 28, 2020	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - March
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Equity Ultra Buffer ETF - March NAV
Accumulated Value	$ 13,401	$ 11,337	$ 10,892	$ 11,364	$ 10,353	$ 10,000	$ 15,119
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	20,782	15,058	13,671	16,010	11,203	10,000	$ 25,241
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500
Accumulated Value	$ 19,313	$ 14,196	$ 13,107	$ 15,589	$ 11,069	$ 10,000	$ 23,154